Acquisitions and Dispositions - Schedule of Total Revenues and Net Income Attributable to Acquisitions (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended
Jun. 30, 2013
Management Internalization [Member]
Business Acquisition [Line Items]
Total revenues	$ 239
Net (loss) / income	(2,112)
Alaska Joint Venture Acquisition [Member]
Business Acquisition [Line Items]
Total revenues	2,871
Net (loss) / income	(280)
2013 RJ Transaction [Member]
Business Acquisition [Line Items]
Total revenues	278
Net (loss) / income	$ 4